Liquidity Liquidity - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended
	May 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Long-term debt, gross		$ 942,974	$ 963,247
Minimum quarterly dividend (usd per share)	$ 0.03
Revolving Credit Facility | Remaining Revolving Credit Facilities Maturing in The Third Quarter 2018
Debt Instrument [Line Items]
Long-term debt, gross		$ 50,000